Sublease Agreement and Lease Exit Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Balance at beginning of year	$ 609	$ 729	$ 828
Accretion expense	21	34	39
Lease payments	(128)	(154)	(138)
Balance at end of the year	$ 502	$ 609	$ 729